Organization and Nature of Business (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)
Organization and Nature of Business
Each ADS as ordinary share | shares	5
Accumulated losses	$ 415,591,000	$ 289,734,000
Cash and cash equivalents	235,630,000	121,157,000
Short-term investments	199,546,000	96,011,000
Unutilized bank borrowing facilities	69,359,000	119,359,000		$ 541,000,000	$ 931,000,000
Dividends received from equity investees	$ 86,708,000	$ 28,135,000	$ 35,218,000